Debt (Details) $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 23, 2025 USD ($)	Aug. 29, 2025 USD ($)	May 16, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 09, 2024 USD ($)	Nov. 01, 2023 USD ($)	Nov. 30, 2023 USD ($)	Mar. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 21, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 10, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 09, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 06, 2022 USD ($)
Debt [Line Items]
Credit facility					$ 5,170					$ 10,170		$ 15,170
Credit principal payment paid										5,000		$ 2,000	$ 10,000			$ 5,000
Guarantee fee charge									$ 86	282
Repayment of credit facility					$ 5,000
Borrowings maturity term			10 years
Minimum cash balance									17,484	10,163								$ 5,031
Undrawn amount																			$ 5,300
Repayments of borrowings									10,170	22,000
Borrowings aggregating, value									9,109	10,058								31,655
Fair market value of warrants						$ 645
Interest rate			4.75%
Outstanding borrowings									4,112
Outstanding balances									17,055
Later than One Year [Member]
Debt [Line Items]
Repayments of borrowings									7,500
Later than one year and not later than two years [member]
Debt [Line Items]
Repayments of borrowings									5,000
Later than two years and not later than three years [member]
Debt [Line Items]
Repayments of borrowings									$ 4,000
Development Authority of North County [Member]
Debt [Line Items]
Credit facility			$ 500
St Lawrence County Industrial Development Agency [Member]
Debt [Line Items]
Credit facility			$ 1,500
EXIM Facility - Tranche1 [Member]
Debt [Line Items]
Bears interest rate									5.9721%
Secured bank loans received											$ 15,788
Proceeds from borrowings									$ 783
Borrowings commitment Percentage									0.50%
Undrawn amount									$ 11,226
Interest rate									4.95%
EXIM Facility Tranche2 [Member]
Debt [Line Items]
Bears interest rate									6.2995%
Secured bank loans received	$ 5,474
Proceeds from borrowings									$ 274
Borrowings commitment Percentage									0.50%
Undrawn amount									$ 5,474
Interest rate									4.70%
EXIM Bank Credit Agreement [Member]
Debt [Line Items]
Proceeds from borrowings									$ 4,562
Minimum cash balance									475
Repayments of borrowings									3,700
Borrowings aggregating, value									$ 4,112
Promissory Note [Member]
Debt [Line Items]
Guarantee fee charge							$ 350
Proceeds from borrowings		$ 5,000
Loan principal, value							5,000
Borrowings aggregating, value							$ 5,350
Borrowings repayment date							May 1, 2025
Recognized a gain on loan				$ 338
Number of warrants purchase							6,000,000
Borrowings interest		954
Recognized interest		$ 16
Interest rate						10.00%
Titan’s Executive Chairman [Member]
Debt [Line Items]
Expected credit loss rate									1.125%
Augusta Investments Inc. [Member]
Debt [Line Items]
Bears interest rate									8.00%
Loan principal, value														$ 10,000			$ 5,000
Additional loan, value									$ 1,500
Bottom of range [member]
Debt [Line Items]
Credit facility															$ 27,170
Expected credit loss rate									1.00%				1.00%
Coverage ratio									1.00%
Interest coverage ratio													100.00%
Fixed charge coverage ratio									1
Unrestricted Cash Balance									$ 1,000
Bottom of range [member] | EXIM Bank Credit Agreement [Member]
Debt [Line Items]
Leverage ratio									1
Bottom of range [member] | EXIM Bank Credit Agreement [Member] | Events After Reporting [Member]
Debt [Line Items]
Leverage ratio								1
Top of range [member]
Debt [Line Items]
Credit facility															$ 32,170
Expected credit loss rate									3.00%				3.00%
Coverage ratio									4.00%
Interest coverage ratio													150.00%
Fixed charge coverage ratio									1.5
Unrestricted Cash Balance									$ 3,000
Top of range [member] | EXIM Bank Credit Agreement [Member]
Debt [Line Items]
Leverage ratio									3
Top of range [member] | EXIM Bank Credit Agreement [Member] | Events After Reporting [Member]
Debt [Line Items]
Leverage ratio								2.5
Secured Credit Facility Agreement [Member]
Debt [Line Items]
Credit facility																				$ 40,000
Bank rate percentage									1.25%
Credit facility percentage rate									0.5625%
Unrestricted Cash Balance									$ 1,000
Secured Credit Facility Agreement [Member] | SOFR [Member]
Debt [Line Items]
Expected credit loss rate									2.25%
Secured Credit Facility Agreement [Member] | Bottom of range [member]
Debt [Line Items]
Coverage ratio									1.00%
Secured Credit Facility Agreement [Member] | Top of range [member]
Debt [Line Items]
Coverage ratio									1.50%
Equipment Facility Loan Agreement [Member]
Debt [Line Items]
Credit facility										4,800
Advanced credit, value										$ 4,732
Equipment Facility Loan Agreement [Member] | SOFR [Member]
Debt [Line Items]
Bears interest rate										2.00%